Loan Payable	12 Months Ended
Dec. 31, 2011
Loan Payable.
Loan Payable	4. Loan Payable As at December 31, 2011, the Company owed $5,000 (2010 – $5,000) to an unrelated party which is non-interest bearing, unsecured, and due on demand.